UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22782

EGA Frontier Diversified Core Fund

(Exact name of registrant as specified in charter)

155 West 19th Street, Floor 3
New York, NY 10011

(Address of principal executive offices) (Zip code)

Robert C. Holderith

155 West 19th Street, Floor 3
New York, NY 10011

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-201-389-6872

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments

EGA Frontier Diversified Core Fund

December 31, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.2%
Bangladesh - 18.0%
Bangladesh Submarine Cable Co., Ltd.	16,200	$24,261
GrameenPhone, Ltd.	5,800	26,936
Lafarge Surma Cement, Ltd.	18,500	29,201
Meghna Petroleum, Ltd.	9,000	24,370
Olympic Industries, Ltd.	9,000	26,252
Padma Oil Co., Ltd.	7,500	24,216
Square Pharmaceuticals, Ltd.	8,075	26,787

Total Bangladesh		182,023
Botswana - 0.4%
Choppies Enterprises, Ltd.	8,300	3,543
Bulgaria - 0.1%
Sopharma AD Sofia	455	1,097
Croatia - 1.1%
Hrvatski Telekom dd	479	11,397
Estonia - 0.4%
AS Tallinna Vesi Class A	23	365
Olympic Entertainment Group AS	1,914	3,937

Total Estonia		4,302
Jordan - 0.5%
Jordan Phosphate Mines*	548	5,050
Kenya - 8.4%
ARM Cement, Ltd.	2,200	2,089
East African Breweries, Ltd.	8,225	27,977
Kenya Commercial Bank, Ltd.	43,000	27,068
Safaricom, Ltd.	180,831	28,058

Total Kenya		85,192
Nigeria - 10.9%
Lafarge Africa PLC	60,360	26,552
Nigerian Breweries PLC	31,832	28,753
Oando PLC	254,708	22,423
Zenith Bank PLC	321,329	32,326

Total Nigeria		110,054
Oman - 9.5%
Al Jazeera Steel Products Co.	2,174	1,897
Al Maha Petroleum Products Marketing Co. LLC	53	303
Bank Muscat SAOG	19,275	29,138
Oman Investment & Finance	33,082	17,100
Oman Telecommunications Co. SAOG	6,850	30,158
Renaissance Services SAOG	5,619	6,918
Sembcorp Salalah Power & Water Co.	1,804	10,426

Total Oman		95,940
Qatar - 20.3%
Barwa Real Estate Co.	2,600	29,917
Gulf International Services QSC	1,181	31,492
Industries Qatar QSC	559	25,790
Medicare Group	989	31,777
Qatar Electricity & Water Co.	576	29,659
Vodafone Qatar	5,516	24,919
Widam Food Co.	1,883	31,234

Total Qatar		204,788
Romania - 4.8%
Societatea Nationala de Gaze Naturale ROMGAZ SA	3,301	31,501
Transelectrica SA	2,183	17,244

Total Romania		48,745
Slovenia - 3.8%
Krka dd Novo mesto	407	29,353
Telekom Slovenije DD	49	8,597

Total Slovenia		37,950

Investments	Shares	Value
Sri Lanka - 4.8%
Commercial Bank of Ceylon PLC	15,683	$20,440
John Keells Holdings PLC	14,460	27,553

Total Sri Lanka		47,993
Vietnam - 16.2%
HAGL JSC*	24,843	25,671
PetroVietnam Construction JSC*	74,400	16,698
PetroVietnam Fertilizer & Chemicals JSC	18,750	27,002
PetroVietnam General Services JSC	24,250	23,471
PetroVietnam Technical Service Corp.	21,700	27,293
Pha Lai Thermal Power JSC	16,090	19,861
Tan Tao Investment Industry Corp.*	64,720	24,209

Total Vietnam		164,205

TOTAL COMMON STOCKS
(Cost: $1,009,480)		1,002,279
Rights - 0.0%**
Nigeria - 0.0%
Oando PLC, expiring 2/15/15*
(Cost: $0)	37,427	72
TOTAL INVESTMENTS IN SECURITIES - 99.2%
(Cost: $1,009,480)		1,002,351
Other Assets in Excess of Liabilities - 0.8%		8,430
Net Assets- 100.0%		$1,010,781

*	Non-income producing security
**	Less than 0.05%

See Notes to Schedules of Investments.

Schedule of Investments (concluded)

EGA Frontier Diversified Core Fund

December 31, 2014 (Unaudited)

		% of
Summary by Industry	Value	Net Assets
Basic Materials	$36,038	3.6%
Consumer Goods	139,887	13.8
Consumer Services	55,470	5.5
Financials	163,098	16.1
Health Care	89,014	8.8
Industrials	142,894	14.1
Oil & Gas	144,069	14.3
Technology	24,261	2.4
Telecommunications	130,065	12.9
Utilities	77,555	7.7
Total Investments	1,002,351	99.2
Other Assets in Excess of Liabilities	8,430	0.8
Net Assets	$1,010,781	100.0%

See Notes to Schedules of Investments.

NOTES TO SCHEDULE OF INVESTMENTS

(Unaudited)

The valuation policy and a listing of other significant accounting policies are available in the most recent Prospectus and Statement of Additional Information.

The subcategories within this schedule of investments depict country of risk and may not depict the same countries disclosed in certain marketing materials.

FEDERAL INCOME TAX MATTERS

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows:

Fund	Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
EGA Frontier Diversified Core Fund	$1,009,480	$74,243	$(81,372)	$(7,129)

FAIR VALUE MEASUREMENT

Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions; ii) transfers between all levels (including Level 1 and Level 2) are required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer; and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities carried at fair value:

	Quoted Prices in Active Markets (Level 1)	Quoted Prices in Active Markets (Level 1)	Other Significant Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Fund	Common Stocks	Rights	Common Stocks	Common Stocks	Total
EGA Frontier Diversified Core Fund*	$1,002,279	$72	$–	$–	$1,002,351

* Please refer to the Schedule of Investments to view securities segregated by country.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EGA Frontier Diversified Core Fund

By (Signature and Title)*	/s/ Robert C. Holderith
Robert C. Holderith, President
(principal executive officer)

Date	February 12, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert C. Holderith
Robert C. Holderith, President
(principal executive officer)

Date	February 12, 2015

By (Signature and Title)*	/s/ Susan M. Ciccarone
Susan M. Ciccarone, Chief Financial Officer
(principal financial officer)

Date	February 12, 2015

* Print the name and title of each signing officer under his or her signature.